Share-based Compensation - HCML Share Option Activity (Details) - HCML Share Option Scheme - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of share options
Outstanding as at beginning of period (in shares)	18,554,850	11,264,120
Granted (in shares)		10,606,260
Exercised (in shares)		(2,107,080)
Cancelled (in shares)	(145,350)	(1,208,450)
Outstanding as at end of period (in shares)	18,409,500	18,554,850	11,264,120
Vested and exercisable (in shares)	8,532,040	8,032,040
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)	£ 3.31	£ 1.77
Granted (in GBP per share)		4.69
Exercised (in GBP per share)		1.40
Cancelled (in GBP per share)	4.65	4.30
Outstanding balance as at end of period (in GBP per share)	3.30	3.31	£ 1.77
Vested and exercisable (in GBP per share)	£ 1.82	£ 1.68
Weighted average remaining contractual life
Outstanding (in years)	7 years 1 month 2 days	7 years 4 months 6 days	6 years 3 months 15 days
Vested and exercisable (in years)	4 years 9 months 26 days	4 years 10 months 2 days
Aggregate intrinsic value
Outstanding (in GBP)	£ 24,301	£ 15,158	£ 43,158
Vested and exercisable (in GBP)	£ 23,437	£ 14,843